CONSOLIDATED INCOME STATEMENTS - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jan. 30, 2016	Oct. 31, 2015	Aug. 01, 2015	May. 02, 2015	Jan. 31, 2015	Nov. 01, 2014	Aug. 02, 2014	May. 03, 2014	Jan. 30, 2016	Jan. 31, 2015	Feb. 01, 2014
Income Statement [Abstract]
Net sales	$ 5,365.3	$ 4,945.2	$ 3,011.2	$ 2,176.7	$ 2,475.6	$ 2,095.2	$ 2,031.1	$ 2,000.3	$ 15,498.4	$ 8,602.2	$ 7,840.3
Cost of sales									10,841.7	5,568.2	5,050.5
Gross profit	1,652.6	1,400.0	855.2	748.9	918.1	725.3	694.1	696.6	4,656.7	3,034.0	2,789.8
Selling, General and Administrative Expense									3,607.0	1,993.8	1,819.5
Operating income	469.7	223.7	123.4	232.8	383.6	219.7	205.0	231.9	1,049.7	1,040.2	970.3
Interest expense, net									599.4	80.1	15.4
Other expense, net									2.1	5.9	0.6
Income before income taxes									448.2	954.2	954.3
Provision for income taxes									165.8	355.0	357.6
Net income	$ 229.0	$ 81.9	$ (98.0)	$ 69.5	$ 206.6	$ 133.0	$ 121.5	$ 138.3	$ 282.4	$ 599.2	$ 596.7
Net income per share:
Basic net income per share (usd per share)									$ 1.27	$ 2.91	$ 2.74
Diluted net income per share (usd per share)	$ 0.97	$ 0.35	$ (0.46)	$ 0.34	$ 1.00	$ 0.64	$ 0.59	$ 0.67	$ 1.26	$ 2.90	$ 2.72